Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Variable Interest Entities

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2016 and 2017:

	Consolidated VIEs	Significant unconsolidated VIEs
2016	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,092	—	—
Asset-backed securitizations	579	205	13
Investments in securitization products	337	445	154
Investment funds	1,660	2,422	367
Trust arrangements and other	24	—	—

Total	4,692	3,072	534

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2016 and 2017:

Assets on balance sheets related to unconsolidated VIEs:	2016	2017
	(in billions of yen)
Trading account assets	55	85
Investments	254	254
Loans	205	237

Total	514	576

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2016	2017
	(in billions of yen)
Payables under securities lending transactions	27	31
Trading account liabilities	1	1

Total	28	32

Maximum exposure to loss (Note)	534	628

Note:	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.